Income Taxes Income Taxes (Schedule of Unrecognized Tax Benefits Rollforward) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 315	$ 314	$ 205	$ 163
Unrecognized Tax Benefits, Increases Related to Current Period Tax Positions	74	38	33
Unrecognized Tax Benefits, Increases Related to Prior Period Tax Positions	33	90	16
Unrecognized Tax Benefits, Reductions Related to Prior Period Tax Positions	(16)	(18)	(1)
Unrecognized Tax Benefits, Reductions related to Settlements/Payments	(90)	(1)	(2)
Unrecognized Tax Benefits, Expiration of the statute of limitations for the assessment of taxes	$ 0	$ 0	$ (4)